Property, Plant and Equipment, Net - Schedule of Relevant Information Related to Computation of Capitalized Borrowing Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	$ 1,771,613	$ 2,233,358	$ 2,020,288
Capitalization rate	3.72%	4.16%
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount invested in the acquisition of qualifying assets	$ 46,528,232	$ 50,783,957	45,456,630
Capitalized interest	$ 1,771,613	$ 2,233,358	$ 2,020,288
Capitalization rate	3.80%	4.40%	4.40%